Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Changes in Components of Accumulated Other Comprehensive Income
Following is a summary of the changes in each component of accumulated other comprehensive income:

	Year ended December 31,
	2021	2020	2019
Beginning balance at January 1	$686	$510	$—
Unrealized gain (loss) on available-for-sale debt securities, before tax	(240)	236	683
Income tax effect	61	(60)	(173)
Other comprehensive income, net of tax, before reclassification adjustment	$507	$686	$510
Reclassification adjustment for realized gain on sale of available-for-sale debt securities, before tax	(678)	—	—
Income tax effect	171	—	—
Total accumulated other comprehensive income, net of tax	$—	$686	$510